NEW YORK LIFE INSURANCE COMPANY

51 Madison Avenue

New York, NY 10010

Bus: 212-576-7558

Fax: 212-447-0569

E-Mail: charles_a _whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Associate General Counsel

VIA EDGAR

May 15, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.

20549

Re:	New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-IV Form N-4 Registration Statement File Nos. 333-156019 and 811-21397 CIK #0001209501

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account-IV is Post-Effective Amendment No. 6 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 31 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity and New York Life Premier Plus Variable Annuity. The Amendment contains two Prospectuses and their respective Statements of Additional Information, along with exhibits to the Amendment, which are either submitted or incorporated thereto by reference.

This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act for the purposes of including all exhibits and making other changes regarding the introduction of the Investment Protection Plan II Rider. No material changes were made to the Prospectuses contained in the Amendment other than those necessary to disclose the information referenced above regarding the Investment Protection Plan II Rider.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr. Associate General Counsel

Enclosures